Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Schedule of breakdown of cash, cash equivalents and restricted cash
The following table shows the breakdown of cash, cash equivalents and restricted cash as of
December 31, 2018 and 2019:

	December 31, 2018	December 31, 2019
	(in thousands)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$71,355	$64,024
Cash and cash equivalents held by the lessor VIE (note 9)	—	796
Restricted cash	160	1,310

Total cash, cash equivalents and restricted cash	$71,515	$66,130